SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
May 31, 2021
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	Shorter of estimated useful life or remaining term of the lease